Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

February 7, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549

Attention: Michelle Roberts

Re:                               Registration Statement on Form N-14 of Advanced Series Trust
File Nos. 333-178934 and 811-05186

Dear Sir/Madam:

On behalf of Advanced Series Trust (referred to herein as the Trust or the Registrant), set forth below are our proposed responses to telephonic comments received by the undersigned from you on January 30, 2011 and from Tony Burak on February 1, 2012.  Such comments relate to the Registrant’s Registration Statement on Form N-14 (the N-14 Registration Statement), which was originally filed with the U.S. Securities and Exchange Commission (the Commission) on January 6, 2012 pursuant to Rule 488 under the Securities Act of 1933, as amended (the 1933 Act). The Prospectus and Proxy Statement (Prospectus/Proxy Statement), the Statement of Additional Information, and the related exhibits thereto that accompany this letter (collectively, the Amendment) are being filed pursuant to Rule 497 under the 1933 Act and will be used in connection with a special meeting of beneficial shareholders of the AST American Century Income & Growth Portfolio (the American Century Portfolio), also a series of the Registrant, that will be held on March 15, 2012 and any adjournments thereof (the Meeting). At the Meeting, American Century Portfolio shareholders will be asked to vote to approve or disapprove the Plan of Reorganization of the Trust (the Plan), on behalf of the American Century Portfolio and the AST New Discovery Asset Allocation Portfolio (the New Discovery Portfolio).  Pursuant to the Plan, the assets of the American Century Portfolio would be acquired, and the liabilities of the American Century Portfolio would be assumed, by the New Discovery Portfolio, in exchange for the New Discovery Portfolio’s issuance of shares of beneficial interest in the New Discovery Portfolio to the American Century Portfolio and its beneficial shareholders (collectively, the Reorganization).

Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.  The Commission staff’s comments and the Registrant’s proposed responses are set forth below.

1.                                       Comment:   Please confirm supplementally that all bracketed information will be confirmed in the Amendment and that all required information that was omitted from the N-14 Registration Statement will be included in the Amendment.

Response:  All brackets have been removed from the Amendment.  All required information that was omitted from the N-14 Registration Statement has been included in the Amendment.

2.                                       Comment:  Please confirm supplementally that a final tax opinion will be filed as an exhibit to a Post-Effective Amendment to the N-14 Registration Statement.

Response:  The Registrant hereby confirms that a final tax opinion will be filed as an exhibit to a Post-Effective Amendment to the N-14 Registration Statement.

3.                                       Comment:  Please provide the specific expected closing date for Reorganization.

Response:  The specific expected closing date for Reorganization (i.e., May 4, 2012) has been added to the Amendment.

4.                                       Comment:  In the “Fees and Expenses” and “Expense Examples” sections of the Prospectus/Proxy Statement and in the pro forma shareholder capitalization table, please (as applicable): (i) add “AST New Discovery” to all column headings for the Pro Forma Combined Portfolio; (ii) remove all references to the voluntary fee waiver for the American Century Portfolio from the fee table; (iii) delete footnotes *, ***, +, and ++ from the fee table; (iv) insert “N/A” in the 5-year and 10-year columns for the Pro Forma AST New Discovery Portfolio; (v) delete footnote * from the expense examples; (vi) supplementally confirm that the contractual expense cap for the New Discovery Portfolio will run for at least 1-year from its commencement of operations; and (vii) include the effect of any expected transition-related expenses for the American Century Portfolio in the pro forma shareholder capitalization table and explain such impact in a footnote to such table.

Response:  All of the requested changes have been made to the Amendment.  The Registrant supplementally confirms that the contractual expense cap for the New Discovery Portfolio will run for at least 1-year from its commencement of operations.  Disclosure has been added to the Amendment to the effect that the termination date for such contractual expense cap is June 30, 2013.

5.                                       Comment:  Please disclose throughout the Amendment what percentage of the American Century Portfolio’s assets would have to be sold in order to produce the disclosed range of transition-related expenses for the American Century Portfolio.

Response:  Disclosure throughout the Amendment has been revised to indicate that all of the American Century Portfolio’s assets would have to be sold in order to produce the disclosed range of transition-related expenses for the American Century Portfolio.

6.                                       Comment:  Please provide the assets under management for AST as of a recent date.

Response:  The requested disclosure has been added to the Amendment.

7.                                       Comment:  In the chart that lists the expected asset allocation ranges for the New Discovery Portfolio, please correct the references in footnotes *** and **** from equity securities to fixed-income securities.

Response:  The requested changes have been made to the Amendment.

8.                                       Comment:  Please add “Plain English” descriptions of: (i) “quartiles” and their meaning when describing mutual fund fees and expenses and (ii) the vote requirement found in Section 2(a)(42) of the 1940 Act.  Also, please conform the description of such vote requirement that is set forth in the Amendment to the standard set forth in Section 2(a)(42) of the 1940 Act.

Response:  The requested changes have been made to the Amendment.

9.                                       Comment:  In the description of the “manager-of-managers” order, please add disclosure to the effect that the Investment Manager can only add unaffiliated subadvisers to a fund without a shareholder vote.

Response:  The requested disclosure has been added to the Amendment.

* * * * *

The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission Staff comments or changes to disclosure in the Amendment in response to Commission Staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz